Long-Term Debt (Details) - Schedule of long-term debt - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt (Details) - Schedule of long-term debt [Line Items]
Notes payable – due October 7, 2020		$ 102,831	$ 102,831
Term Loan B – due May 2022	137,978	137,978	142,385
Revolving Credit Facility			4,000
Debt origination costs – net of accumulated amortization of $6,208 and $14,971 at December 31, 2020 and 2019, respectively	(892)	(1,385)	(2,766)
Total		239,424	246,450
Current portion of debt	137,978	102,831	106,738
Current portion of debt origination costs	(892)		(366)
Long-term portion		$ 136,593	$ 140,078